Leases (Tables)	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
Year ending September 30, 2023	Operating Lease
2024	$639,745
2025	645,325
2026	663,001
2027	681,520
2028	704,401
From 2029 to June 30, 2038	4,898,072
Total	$8,232,064
Less: amounts representing interest	$2,080,860
Present value of future minimum lease payments	6,151,204
Less: Current obligations	346,005
Long term obligations	$5,805,199
Year ending September 30, 2022	Operating Lease
2023	$744,018
2024	646,954
2025	652,597
2026	670,472
2027	689,200
From 2028 to June 30, 2038	5,665,601
Total	$9,068,842
Less: amounts representing interest	$2,420,472
Present value of future minimum lease payments	6,648,370
Less: Current obligations	427,855
Long term obligations	$6,220,515